Share Based Payments - Equity Incentive Plan - Non-vested Share Awards (Tables)	6 Months Ended
Jun. 30, 2014
Share Based Payments - Equity Incentive Plan - Non-vested Share Awards [Abstract]
Non-vested Share Awards Activity
	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2013	339,000	$4.75
Granted	32,000	6.67
Non vested, June 30, 2014	371,000	$4.99